                                                      [NUVEEN LOGO APPEARS HERE]



Nuveen Tax-Free
Money Market Funds

Dependable tax-free
income for generations


TAX-FREE RESERVES

CALIFORNIA

MASSACHUSETTS

NEW YORK


                                                  [PHOTO OF COUPLE APPEARS HERE]

SEMIANNUAL REPORT/AUGUST 31, 1995

                                      CONTENTS

                                3  Dear shareholder
                                5  Answering your questions
                                8  Fund performance
                               11  Portfolio of investments
                               22  Statement of net assets
                               23  Statement of operations
                               27  Statement of changes in net assets
                               34  Notes to financial statements
                               40  Financial highlights

Dear
shareholder

[PHOTO OF RICHARD J. FRANKE]

"Over time,
municipal bonds
have proven to
be a valuable
and dependable
component of
successful invest-
ment programs."


Over the course of the past year, the interest rate environment--and the Federal Reserve Board's inflation-fighting actions--have been the subject of many predictions and the source of some challenges for the investor. On July 6, 1995, the Fed finally ended its unprecedented series of interest rate increases and reacted to a slowing economy by making a much-anticipated move to ease the short-term rate, the first such reduction in nearly three years. Subsequent meetings of the Fed's Open Market Committee, which controls interest rate decisions, have not resulted in further rate cuts, but speculation continues that the Fed will act to reduce rates again later this year.

  In this environment, Nuveen's Tax-Free Money Market Funds continued to meet their objectives, offering you yields that compared favorably with those available from both tax-exempt and taxable short-term alternatives, combined with share price stability, daily liquidity, and investment convenience.

  On August 31, 1995, the seven-day annualized yield for the funds covered in this report ranged from 2.94% to 3.19%. To equal these yields, an investor in the 36% tax bracket would have had to earn at least 4.59% on taxable alternatives.

  Municipal money market funds--and the tax-free income they provide--continue to be a valuable and dependable short-term vehicle for conservative, tax-conscious investors. The value and dependability of your municipal investments are enhanced by the fact that you have chosen a Tax-Free Money Market Fund managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.

  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and ensure that products are selected to meet your needs. Our educational reports--covering issues such as credit analyses, tax-free investment strategies, and tax reform proposals--are available to both you and your adviser to keep you current on market developments.

  As you review the following pages detailing the performance of your money market fund, I hope you know we appreciate the confidence you have placed in us and our family of funds. We look forward to serving your tax-free investment needs in the future.

                                             Sincerely,

                                             /s/ Richard J. Franke
                                             ----------------------
                                             Richard J. Franke
                                             Chairman of the Board
                                             October 16, 1995

Answering your
questions

Tom Spalding, head of Nuveen's
portfolio management team,
offers insights into our approach
to fund management and the
outlook for Nuveen's Tax-Free
Money Market Funds.

  How does the work
   done by Nuveen's
Research Department
   help support the
 value of my funds?

At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. And sound research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful fixed income investment program.

  Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase.

  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets. This

[PHOTO OF TOM SPALDING HERE]

Tom Spalding, head
of Nuveen's portfolio
management team,
answers investors'
questions on develop-
ments in the
municipal market.


daily surveillance of events and trends in the credit markets assists us in monitoring the underlying value of our holdings.

  This combination of in depth research and review helps ensure that your tax-free municipal investments meet your expectations for dependable income and credit safety.


What impact have interest rates had on bond prices?


Between February 1994 and February 1995, the Federal Reserve Board moved an unprecedented seven times to raise short-term interest rates. Board chairman Greenspan justified the hikes in short-term rates on the basis that the increases would cause the economy to slow enough in the future to relieve any inflationary pressures and avoid significant increase in the rate of inflation. On July 6, 1995, after much anticipation, the Federal Reserve Board cautiously declared victory for this policy, making its first move to ease rates in nearly three years. In subsequent meetings, the Fed has held off on any further action, sending the message that it believes the economy is on the right track.

      A number of fund
         managers have
  encountered problems
   recently related to
 the use of derivative
securities. Do you use
   derivatives in your
           portfolios?


Over the last year, participants in the financial services industry, including securities dealers, underwriters and investment advisers, received much attention in the press relating to the use of certain types of derivative financial instruments in the management of portfolios, including those of mutual funds. There are many different types of derivative investments available in the market today, including those derivatives whose market values respond to interest rate changes with greater volatility than do others. In general, derivatives used to speculate on the future course of interest rates pose the greatest risk, while derivatives used for hedging purposes present less risk and, if used properly, can often reduce the probability of loss (while sacrificing upside potential). Synthetic money market securities generally present no greater risk to investors than ordinary money market securities.

  Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended August 31, 1995, other than a limited amount of synthetic money market securities.

NUVEEN TAX-FREE
RESERVES, INC.

Tax-Free Reserves


Shareholders enjoyed attractive tax-free dividends over the past 12 months. During the period, the Fund's 30-day annualized yield rose from 2.59% to 3.12%.

                             [GRAPH APPEARS HERE]

                             AVERAGE 30-DAY YIELD

                                 9/94 = 2.59
                                        2.5100
                                11/94 = 2.84
                                        3.34
                                 1/95 = 2.86
                                        3.24
                                 3/95 = 3.25
                                        3.5
                                 5/95 = 3.66
                                        3.23
                                 7/95 = 3.02
                                        3.07


 FUND HIGHLIGHTS 8/31/95
 Current 7-day SEC yield on NAV                  3.11%
 Taxable-equivalent yield on NAV*                4.86%
 Federal tax rate                                36.0%
 Total net assets ($000)                       332,571


The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 10.



NUVEEN CALIFORNIA TAX-FREE
MONEY MARKET FUND

California

Shareholders enjoyed attractive tax-free dividends over the past 12 months. During the period, the Fund's 30-day annualized yield rose from 2.71% to 3.27%.

                             [GRAPH APPEARS HERE]

                             AVERAGE 30-DAY YIELD

                                 9/94 = 2.71
                                        2.56
                                11/94 = 2.96
                                        3.68
                                 1/95 = 3.14
                                        3.41
                                 3/95 = 3.31
                                        3.62
                                 5/95 = 3.83
                                        3.36
                                 7/95 = 3.01
                                        3.27


 FUND HIGHLIGHTS 8/31/95
 Current 7-day SEC yield on NAV                  3.19%
 Taxable-equivalent yield on NAV*                5.55%
 Combined state and federal tax rate             42.5%
 Total net assets ($000)                       155,896


The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 10.

NUVEEN MASSACHUSETTS TAX-FREE
MONEY MARKET FUND

Massachusetts

Shareholders enjoyed attractive tax-free dividends over the past 12 months. During the period, the Fund's 30-day annualized yield rose from 2.62% to 3.07%.

                             [GRAPH APPEARS HERE]

                             Average 30-Day Yield

                               9/94          2.62
                                             2.63
                              11/94          2.88
                                             3.42
                               1/95          2.92
                                             3.24
                               3/95          3.16
                                             3.39
                               5/95          3.62
                                             3.21
                               7/95          2.98
                                             3.07


FUND HIGHLIGHTS 8/31/95
Current 7-day SEC yield on NAV               3.13%
Taxable-equivalent yield on NAV*             5.54%
Combined state and federal tax rate          43.5%
Total net assets ($000)                     57,593

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 10.

NUVEEN NEW YORK TAX-FREE
MONEY MARKET FUND

New York

Shareholders enjoyed attractive tax-free dividends over the past 12 months. During the period, the Fund's 30-day annualized yield rose from 2.55% to 3.06%.

                             [GRAPH APPEARS HERE]

                             Average 30-Day Yield

                               9/94          2.55
                                             2.44
                              11/94          2.82
                                             3.31
                               1/95          2.67
                                             3.23
                               3/95          3.19
                                             3.75
                               5/95          3.67
                                             3.19
                               7/95          2.87
                                             3.06


FUND HIGHLIGHTS 8/31/95
Current 7-day SEC yield on NAV               2.94%
Taxable-equivalent yield on NAV*             4.98%
Combined state and federal tax rate          41.0%
Total net assets ($000)                     30,233

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnote on page 10.

* An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1995
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              ALABAMA - 3.5%
 $  7,215,000 Anniston Industrial Development Board
               (Union Foundry Company), Variable Rate
               Demand Bonds, 3.700%, 6/01/05+               VMIG-1 $  7,215,000
    4,400,000 Birmingham Medical Clinic Board
               (University of Alabama Health Services
               Foundation), Variable Rate Demand Bonds,
               3.500%, 12/01/26+                              A-1+    4,400,000
-------------------------------------------------------------------------------
              ARIZONA - 0.9%
    2,900,000 Mesa, Arizona Municipal Development
               Corporation, Special Tax Bonds, Series
               1985, Commercial Paper, 3.750%, 10/16/95     VMIG-1    2,900,000
-------------------------------------------------------------------------------
              ARKANSAS - 4.3%
    3,100,000 Arkansas Hospital Equipment Finance
               Authority (Washington Regional Medical
               Center), Variable Rate Demand Bonds,
               3.760%, 10/01/98+                            VMIG-1    3,100,000
   11,000,000 University of Arkansas--Board of Trustees
               (UAMS Campus-Series 1994), Variable Rate
               Demand Bonds, 3.600%, 12/01/19+              VMIG-1   11,000,000
-------------------------------------------------------------------------------
              CALIFORNIA - 3.0%
    5,000,000 California School Cash Reserve Program,
               Series 1995 Notes, 4.750%, 7/03/96            MIG-1    5,040,268
    5,000,000 Foothill/Eastern Trans Corridor Agency
               Toll Road, Series 1995 D, Variable Rate
               Demand Bonds, 3.500%, 1/02/35+                  A-1    5,000,000
-------------------------------------------------------------------------------
              DELAWARE - 3.0%
    9,900,000 New Castle County Economic Development,
               Revenue Refunding Bonds
               (Henderson/McGuire Partners Project),
               Series 1994, Variable Rate Demand Bonds,
               3.800%, 8/15/20+                                A-1    9,900,000
-------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 4.0%
   10,100,000 District of Columbia General Obligation,
               General Fund Recovery, Variable Rate
               Demand Bonds, 4.200%, 6/01/03+                 A-1+   10,100,000
    3,210,000 District of Columbia (American University
               Project), Variable Rate Demand Bonds,
               3.600%, 10/01/15+                            VMIG-1    3,210,000
-------------------------------------------------------------------------------
              FLORIDA - 0.9%
    3,100,000 Pasco Multi-Family Housing, Carlton Arms
               of Magnolia Valley, Series 1985,
               Variable Rate Demand Bonds, 3.800%,
               12/01/07+                                    VMIG-1    3,100,000
-------------------------------------------------------------------------------
              GEORGIA - 6.5%
    6,500,000 Burke County Development Authority,
               Pollution Control (Oglethorpe Power
               Company), Adjustable Tender Bonds,
               3.700%, 10/26/95                             VMIG-1    6,500,000
   15,000,000 Fulton County, Georgia Hospital
               Authority, Anticipation Certificates
               (St. Joseph's Hospital of Atlanta
               Project), Commercial Paper, 3.750%,
               10/16/95                                     VMIG-1   15,000,000

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              HAWAII - 1.0%
 $  3,400,000 Hawaii Department of Budget and Finance,
               Special Purpose, Floating Rate Demand
               Bonds (Adventist Health System),
               Variable Rate Demand Bonds, 4.150%,
               9/01/99+                                        A-1 $  3,400,000
-------------------------------------------------------------------------------
              ILLINOIS - 12.6%
    2,400,000 Illinois Development Finance Authority,
               Adjustable Rate Pollution Control
               (Illinois Power Co.), 1993A, Variable
               Rate Demand Bonds, 3.750%, 11/01/28+         VMIG-1    2,400,000
    3,700,000 Illinois Development Finance Authority,
               Pollution Control
               (Diamond-Star Motors Corporation),
               Variable Rate Demand Bonds,
               3.500%, 12/01/08+                            VMIG-1    3,700,000
   11,400,000 Illinois Health Facilities Authority
               (Victory Health Services Project),
               Series 1991, Commercial Paper, 3.600%,
               9/14/95                                      VMIG-1   11,400,000
              Chicago O'Hare International Airport
               (American Airlines), Variable Rate
               Demand Bonds:
    2,500,000 3.500%, 12/01/17+                                P-1    2,500,000
    6,700,000 3.500%, 12/01/17+                             VMIG-1    6,700,000
              Decatur Water Bonds (New South Water
               Treatment), Series 1985, Commercial
               Paper:
    2,200,000 3.800%, 10/11/95                              VMIG-1    2,200,000
    4,300,000 3.750%, 10/16/95                              VMIG-1    4,300,000
    8,700,000 3.800%, 10/20/95                              VMIG-1    8,700,000
-------------------------------------------------------------------------------
              INDIANA - 1.8%
    6,000,000 Indianapolis Economic Development (Yellow
               Freight),
               Commercial Paper, 5.500%, 1/15/96               N/R    6,000,000
-------------------------------------------------------------------------------
              IOWA - 2.2%
    4,250,000 Iowa School Corporation, Warrant
               Certificates, Series 1995-96A
               Municipal Note, 4.750%, 6/28/96               MIG-1    4,280,269
    2,900,000 Eddyville Pollution Control (Heartland
               Lysine Inc.), Variable Rate Demand
               Bonds, 4.000%, 11/01/03+                        N/R    2,900,000
-------------------------------------------------------------------------------
              KENTUCKY - 7.1%
    9,005,000 Hancock County Industrial Development
               (Southwire Company Project), Variable
               Rate Demand Bonds, 3.800%, 7/01/10+             N/R    9,005,000
   14,700,000 Perry County Health Care System
               (Appalachian Regional Hospital Inc.
               Project), Series 1984, Variable Rate
               Demand Bonds,
               3.700%, 8/01/14+                             VMIG-1   14,700,000
-------------------------------------------------------------------------------
              LOUISIANA - 4.8%
              Louisiana Recovery District, Sales Tax,
               Variable Rate Demand Bonds:
    2,600,000 3.500%, 7/01/97+                              VMIG-1    2,600,000
   10,500,000 3.500%, 7/01/98+                              VMIG-1   10,500,000
    3,000,000 Ascension Parish Pollution Control (Shell
               Oil Company), Variable Rate Demand
               Bonds, 3.300%, 9/01/23+                       SP-1+    3,000,000

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              MASSACHUSETTS - 0.3%
 $  1,000,000 Massachusetts Dedicated Income Tax,
               Variable Rate Demand Bonds, 3.200%,
               12/01/97+                                    VMIG-1 $  1,000,000
-------------------------------------------------------------------------------
              MICHIGAN - 2.6%
    7,100,000 Michigan Job Development Authority,
               Limited Obligation (Frankenmuth Bavarian
               Inn), Variable Rate Demand Bonds,
               4.000%, 8/15/15+                                A-1    7,100,000
    1,650,000 Warren Economic Development Corporation,
               Limited Obligation (The Prince Company--
               Michigan Division), Variable Rate Demand
               Bonds, 4.000%, 11/01/99+                        P-1    1,650,000
-------------------------------------------------------------------------------
              MINNESOTA - 4.6%
    6,410,000 Bloomington Commercial Development (94th
               Street Associates), Variable Rate Demand
               Bonds, 3.800%, 12/01/15+                       A-1+    6,410,000
    6,430,000 Bloomington Commercial Development (James
               Avenue Associates Project), Variable
               Rate Demand Bonds, 3.800%, 12/01/15+           A-1+    6,430,000
    2,600,000 St. Paul Housing and Redevelopment
               Authority, District Heating, Variable
               Rate Demand Bonds, 3.800%, 12/01/12+            A-1    2,600,000
-------------------------------------------------------------------------------
              MISSOURI - 3.8%
    5,600,000 Missouri Environmental Improvement and
               Energy Resources Authority, Pollution
               Control (Union Electric Company),
               Commercial Paper, 3.750%, 10/18/95           VMIG-1    5,600,000
    7,000,000 Independence Water Utility, Commercial
               Paper, 3.850%, 10/13/95                      VMIG-1    7,000,000
-------------------------------------------------------------------------------
              NEW HAMPSHIRE - 0.9%
    2,900,000 Merrimack County Tax Anticipation Notes,
               5.240%, 12/29/95                                N/R    2,904,368
-------------------------------------------------------------------------------
              NEW MEXICO - 1.2%
    4,100,000 Albuquerque Gross Receipts/Lodgers', Tax
               Adjustable Tender, Series 1995, Variable
               Rate Demand Bonds, 3.450%, 7/01/23+          VMIG-1    4,100,000
-------------------------------------------------------------------------------
              NORTH CAROLINA - 2.7%
              Wake County Industrial Facilities and
               Pollution Control Finance Authority,
               Series 1990 B, Commercial Paper:
    2,400,000 3.750%, 9/14/95                                  A-1    2,400,000
    6,630,000 3.800%, 10/11/95                                 A-1    6,630,000
-------------------------------------------------------------------------------
              OHIO - 5.6%
              Centerville Health Care (Bethany Lutheran
               Village Continuing Care Facilities
               Expansion Project), Variable Rate Demand
               Bonds:
    9,200,000 3.700%, 5/01/08+                              VMIG-1    9,200,000
    3,500,000 3.700%, 11/01/13+                             VMIG-1    3,500,000
    3,900,000 Franklin County Hospital Facilities
               (Traditions at Mill Run), Floating Rate
               Demand Bonds, 3.850%, 11/01/14+                 N/R    3,900,000
    1,900,000 Franklin County (Rickenbacker Holdings,
               Inc. Project), Variable Rate Demand
               Bonds, 3.650%, 12/01/10+                        N/R    1,900,000

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              PENNSYLVANIA - 0.3%
 $    950,000 Chartiers Valley Industrial and
               Commercial Development Authority
               (Universal Auto), Variable Rate Demand
               Bonds, 3.850%, 8/01/00+                         N/R $    950,000
-------------------------------------------------------------------------------
              TENNESSEE - 3.1%
    7,400,000 Clarksville Public Building Authority,
               Pooled Financing, Series 1994, Variable
               Rate Demand Bonds, 3.700%, 6/01/24+             A-1    7,400,000
    3,000,000 Montgomery County Public Building
               Authority, Pooled Financing, Series
               1995, Tennessee Co. Loan Pool, Variable
               Rate Demand Bonds, 3.700%, 3/01/25+             A-1    3,000,000
-------------------------------------------------------------------------------
              TEXAS - 5.7%
   12,700,000 Austin Combined Utility Systems (Travis
               and Williamson Counties), Series A,
               Commercial Paper, 3.650%, 9/14/95              A-1+   12,700,000
    4,800,000 Lufkin Health Facilities Development
               Corporation (Memorial Medical Center of
               East Texas), Variable Rate Demand Bonds,
               3.750%, 1/01/18+                                A-1    4,800,000
    1,500,000 Tarrant County Health Facilities
               Corporation (Retirement Cumberland),
               Variable Rate Demand Bonds, 3.600%,
               1/01/21+                                        A-1    1,500,000
-------------------------------------------------------------------------------
              UTAH - 2.4%
    7,800,000 Emery County Pollution Control, Refunding
               Bonds (Pacificorp Project), Series 1991,
               Commercial Paper, 3.700%, 9/20/95              A-1+    7,800,000
-------------------------------------------------------------------------------
              VIRGINIA - 4.3%
              Fairfax County Industrial Authority
               (Inova Health System Hospitals Project),
               Series 1993B, Commercial Paper:
    5,000,000 3.750%, 10/10/95                              VMIG-1    5,000,000
    3,500,000 3.500%, 10/10/95                              VMIG-1    3,500,000
    2,600,000 Norfolk Industrial Development Authority
               (Norfolk, Virginia Beach, Portsmouth),
               Floating Rate Industrial Development
               Bonds, Variable Rate Demand Bonds,
               5.688%, 11/01/04+                               N/R    2,600,000
    3,300,000 Richmond Industrial Development Authority
               (Richmond MSA), Variable Rate Demand
               Bonds, 5.688%, 11/01/04+                        N/R    3,300,000
-------------------------------------------------------------------------------
              WASHINGTON - 4.9%
    5,300,000 Washington Health Care Facilities
               Authority (Adventist Health System
               West/Walla Walla General), Variable Rate
               Demand Bonds, 4.150%, 9/01/09+                  A-1    5,300,000
    3,300,000 Washington Housing Finance Commission
               (Crista Ministries Project), Series
               1991B, Variable Rate Demand Bonds,
               3.850%, 7/01/11+                             VMIG-1    3,300,000
    4,700,000 Washington Public Power Supply System
               (Nuclear Project 3) Revenue Refunding,
               Series 1993-3A2, Variable Rate Demand
               Bonds, 3.650%, 7/01/18+                      VMIG-1    4,700,000
    3,000,000 Washington Housing Finance Commission,
               (Mill Plain Crossing Project), Multi-
               family Mortgage, Series 1988 Variable
               Rate Demand Bonds, 3.700%, 1/01/10+            A-1+    3,000,000

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
              WISCONSIN - 1.2%
 $  4,000,000 Madison Metropolitan School District, Tax
               and Revenue Anticipation Promissory
               Notes, 4.500%, 2/21/96                          N/R $  4,015,671
-------------------------------------------------------------------------------
 $329,850,000 Total Investments - 99.2%                             329,940,576

-------------------
           --------------------------------------------------------------------
              Other Assets Less Liabilities - 0.8%                    2,630,898
-------------------------------------------------------------------------------
              Net Assets - 100%                                    $332,571,474

--------------------------------------------------------------------------------
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA TAX-FREE MONEY MARKET FUND


 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
 $  5,000,000 California Health Facilities Authority
               (Catholic Healthcare West), Series
               1995B, Variable Rate Demand Bonds,
               3.400%, 7/01/05+                             VMIG-1 $  5,000,000
    3,600,000 California Health Facilities Authority
               (Sutter Health), Series 1990-A, Variable
               Rate Demand Bonds, 3.300%, 3/01/20+          VMIG-1    3,600,000
    2,000,000 California Health Facilities Authority
               (St. Joseph Health System), Series
               1991B, Variable Rate Demand Bonds,
               3.200%, 7/01/09+                             VMIG-1    2,000,000
    5,000,000 California Health Facilities Authority
               (St. Francis Memorial Hospital), Series
               1993B, Variable Rate Demand Bonds,
               3.350%, 11/01/19+                               P-1    5,000,000
    7,000,000 California Pollution Control Finance
               Authority (Pacific Gas and Electric),
               Series D 1988, Commercial Paper, 3.800%,
               10/24/95                                        A-1    7,000,000
    6,000,000 California Pollution Control Finance
               Authority (Shell Oil Company), Variable
               Rate Demand Bonds, 3.300%, 10/01/11+         VMIG-1    6,000,000
    1,000,000 California Pollution Control Finance
               Authority (Shell Oil Company Project),
               Variable Rate Demand Bonds, 3.300%,
               10/01/08+                                    VMIG-1    1,000,000
    3,000,000 California School Cash Reserve Program,
               Series 1995 Notes, 4.750%, 7/03/96            MIG-1    3,024,160
    4,075,000 California State Revenue Anticipation
               Warrants, 1994 Series C, 5.750%, 4/25/96        Aaa    4,124,393
    4,400,000 California Department of Water Resources
               (Central Valley Project), Water System
               Revenue Bonds, Series N-V1, Variable
               Rate Demand Bonds, 3.450%, 12/01/25+         VMIG-1    4,400,000
    5,405,000 California Statewide Community
               Development Authority, Certificates of
               Participation, Series 1993, Variable
               Rate Demand Bonds, 3.250%, 12/01/18+           A-1+    5,405,000
    3,250,000 Chico Multi-Family Housing (Sycamore Glen
               Project), Series 1995, Variable Rate
               Demand Bonds, 3.910%, 4/07/14+                  N/R    3,250,000
    4,500,000 Contra Costa Multi-Family Mortgage
               Revenue Refunding (Delta Square
               Project), Series 1990A, Variable Rate
               Demand Bonds,
               3.550%, 8/01/07+                             VMIG-1    4,500,000
    5,000,000 Eastern Municipal Water District, Water
               and Sewer Revenue Bond, Series 1993B,
               Variable Rate Demand Bonds, 3.350%,
               7/01/20+                                     VMIG-1    5,000,000
    7,000,000 Foothill/Eastern Transportation Corridor
               Agency, Toll Road Revenue Bonds, Series
               1995E, Variable Rate Demand Bonds,
               3.350%, 1/02/35+                                A-1    7,000,000
    3,000,000 Hayward Housing Authority, Multi-Family
               Mortgage Revenue Refunding, Series 1993A
               (Huntwood Terrace), Variable Rate Demand
               Bonds, 3.750%, 3/01/27+                         A-1    3,000,000
    2,500,000 Hillsborough Certificates of
               Participation Water & Sewer System
               Project Series 1995A, Variable Rate
               Demand Bonds,
               4.100%, 6/01/15+                                A-1    2,500,000
    7,000,000 Kern Community College District,
               Certificates of Participation, Series
               1995, Variable Rate Demand Bonds,
               3.650%, 1/01/25+                                A-1    7,000,000
    3,000,000 City of Long Beach 1994-1995 Tax and
               Revenue Anticipation Notes, 4.750%,
               9/20/95                                       MIG-1    3,000,975
    3,000,000 Los Angeles County Metropolitan
               Transportation Authority, Second
               Subordinate Sales Tax Revenue,
               Commercial Paper, 3.500%, 9/11/95               A-1    3,000,000

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL
 AMOUNT       DESCRIPTION                                 RATINGS* MARKET VALUE
-------------------------------------------------------------------------------
 $  3,000,000 Los Angeles County Metropolitan
               Transportation Authority, Second
               Subordinate Sales Tax Revenue Bonds,
               Commercial Paper, 3.800%, 10/30/95              A-1 $  3,000,000
    2,800,000 Monterey County Financing Authority
               Revenue Bonds, (Reclamation and
               Distribution Project), Series 1995A,
               Variable Rate Demand Bonds, 3.600%,
               9/01/36+                                     VMIG-1    2,800,000
    7,400,000 Oakland, California Certificates of
               Participation, Capital Improvement
               Project, Variable Rate Demand Bonds,
               3.750%, 12/01/15+                               N/R    7,400,000
    4,900,000 Orange County Apartment Development
               (Monarch Bay Apartments Project),
               Variable Rate Demand Bonds, 3.900%,
               10/01/07+                                      A-1+    4,900,000
    3,800,000 Orange County (Robinson Ranch Apartments
               Project), Variable Rate Demand Revenue
               Bonds, 3.900%, 11/01/08+                     VMIG-1    3,800,000
    5,000,000 Orange County Apartment Development
               (Niguel Summit), Variable Rate Demand
               Bonds, 4.250%, 11/01/09+                     VMIG-1    5,000,000
    7,000,000 Sacramento Municipal District, Series H,
               Commercial Paper,
               3.550%, 9/12/95                                 A-1    7,000,000
    7,000,000 San Diego Area Local Governments 1995
               Pooled Tax and Revenue Anticipation
               Notes, 3.770%, 10/18/96                         N/R    7,000,000
    3,000,000 San Diego Housing Authority, Multi-Family
               Housing, Revenue Refunding, Series 1993-
               A (Carmel Del Mar Apartments), Variable
               Rate Demand Bonds, 3.600%, 12/01/15+            A-1    3,000,000
    7,000,000 San Dimas Industrial Development Bonds
               (Bausch and Lomb Incorporated), Variable
               Rate Demand Bonds, 4.150%, 12/01/15+            N/R    7,000,000
    4,900,000 Santa Ana Health Facilities Authority
               (Town and Country), Variable Rate Demand
               Bonds, 3.250%, 10/01/20+                        A-1    4,900,000
    1,400,000 Santa Clara County Transit District
               Refunding Equipment, Trust Certificates,
               Variable Rate Demand Bonds, 3.500%,
               6/01/15+                                     VMIG-1    1,400,000
    6,400,000 Torrance Hospital Revenue (Little Company
               of Mary Hospital/ Torrance Memorial
               Hospital), Variable Rate Demand Bonds,
               3.650%, 2/01/22+                                A-1    6,400,000
    7,000,000 Vista Community Development Commission,
               Bond Anticipation Notes, Issue of 1992,
               4.500%, 11/01/95                                A-1    7,000,000
-------------------------------------------------------------------------------
 $155,330,000 Total Investments - 99.7%                             155,404,528
-------------------
           --------------------------------------------------------------------
              Other Assets Less Liabilities - 0.3%                      491,258
-------------------------------------------------------------------------------
              Net Assets - 100%                                    $155,895,786

--------------------------------------------------------------------------------
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND

 PRINCIPAL                                                               MARKET
 AMOUNT      DESCRIPTION                                   RATINGS*       VALUE
-------------------------------------------------------------------------------
 $ 2,000,000 Massachusetts Bay Transportation Authority,
              Commercial Paper,
              Series C, 3.700%, 10/20/95                       A-1+ $ 2,000,000
   2,400,000 Massachusetts Municipal Wholesale Electric
              Company, Series 1994, Variable Rate Demand
              Bonds, 3.500%, 7/01/19+                          A-1+   2,400,000
   2,200,000 Massachusetts General Obligation Notes,
              Series 1995A,
              4.250%, 6/12/96                                 MIG-1   2,210,759
     500,000 Massachusetts Dedicated Income Tax,
              Variable Rate Demand Bonds, 3.200%,
              12/01/97+                                      VMIG-1     500,000
   1,200,000 Massachusetts Health and Educational
              Facilities Authority (Capital Asset
              Program), Series G-1, Variable Rate Demand
              Bonds,
              3.000%, 1/01/19+                               VMIG-1   1,200,000
   1,490,000 Massachusetts Health and Educational
              Facilities Authority (Newbury College),
              Variable Rate Demand Bonds, 3.350%,
              11/01/18+                                         N/R   1,490,000
             Massachusetts Health and Educational
              Facilities Authority (Harvard University),
              Variable Rate Demand Bonds:
   1,500,000 3.150%, 2/01/16+                                VMIG-1   1,500,000
   1,000,000 3.150%, 8/01/17+                                VMIG-1   1,000,000
   2,400,000 Massachusetts Health and Educational
              Facilities Authority (Brigham and Women's
              Hospital), Variable Rate Demand Bonds,
              3.450%, 7/01/17+                               VMIG-1   2,400,000
   2,400,000 Massachusetts Health and Educational
              Facilities Authority (M. I. T. Project),
              Variable Rate Demand Bonds, 3.200%,
              7/01/21+                                       VMIG-1   2,400,000
   1,500,000 Massachusetts Industrial Finance Agency
              (Jencoat/Levy Realty Trust), Variable Rate
              Demand Bonds, 4.188%, 10/06/99+                   N/R   1,500,000
   1,000,000 Massachusetts Industrial Finance Agency
              (Nova Realty Trust 1994 Refunding),
              Variable Rate Demand Bonds, 3.500%,
              12/01/02+                                         P-1   1,000,000
   2,300,000 Massachusetts Industrial Finance Agency
              (Holyoke Water Power Company Project),
              Variable Rate Demand Bonds, 3.400%,
              5/01/22+                                       VMIG-1   2,300,000
   2,000,000 Massachusetts Health and Educational
              Facilities Authority (Community Health
              Center Capital Fund), Variable Rate Demand
              Bonds, 3.820%, 3/01/15+                           A-2   2,000,000
   1,000,000 Massachusetts Industrial Finance Agency,
              Pollution Control, (New England Power
              Company Project), Variable Rate Demand
              Bonds, 3.750%, 3/01/18+                           A-1   1,000,000
   3,310,000 Massachusetts Port Authority, Multimodal
              Series 1995A, Variable Rate Demand Bonds,
              3.250%, 7/01/15+                               VMIG-1   3,310,000
   1,000,000 Massachusetts Industrial Finance Agency,
              Resource Recovery (Ogden Haverhill),
              Variable Rate Demand Bonds, 3.250%,
              12/01/06+                                      VMIG-1   1,000,000
   1,900,000 Massachusetts Industrial Finance Agency
              (WGBH Educational Foundation Project),
              Adjustable Rate Revenue Bonds,
              3.550%, 10/01/09+                              VMIG-1   1,900,000
   1,500,000 Massachusetts Industrial Finance Agency
              (The Williston Northampton School),
              Variable Rate Demand Bonds, 3.400%,
              4/01/24+                                          N/R   1,500,000
   5,350,000 Massachusetts Industrial Finance Agency
              (Showa Women's Institute Boston), Variable
              Rate Demand Bonds, 3.400%, 3/15/04+            VMIG-1   5,350,000

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                                               MARKET
 AMOUNT      DESCRIPTION                                   RATINGS*       VALUE
-------------------------------------------------------------------------------
 $   665,000 Boston Water and Sewer Commission, Series
              1985A, Variable Rate Demand Bonds, 3.400%,
              11/01/14+                                      VMIG-1 $   665,000
   1,500,000 Boston Water and Sewer Commission, Series
              1994A, General Revenue (Senior Series),
              Variable Rate Demand Bonds, 3.450%,
              11/01/24+                                      VMIG-1   1,500,000
     550,000 Cape Cod Regional Transit Authority,
              Revenue Anticipation Notes, Unlimited Tax,
              4.100%, 7/05/96                                   N/R     551,981
     800,000 Holyoke Pollution Control (Holyoke Water
              Power Company Project), Series 1988,
              Variable Rate Demand Bonds, 3.400%,
              11/01/13+                                        A-1+     800,000
   1,400,000 Lincoln Bond Anticipation Notes, Unlimited
              Tax, 4.000%, 7/05/96                             Aa-1   1,403,289
   2,200,000 Marlborough Bond Anticipation Notes,
              3.750%, 2/29/96                                   N/R   2,202,541
   1,300,000 New Bedford Industrial Development (Cliftex
              Corporation), Series 1989, Variable Rate
              Demand Bonds, 4.188%, 10/01/97+                   N/R   1,300,000
   2,000,000 Puerto Rico Commonwealth Public Improvement
              Bonds of 1995 (General Obligation Bonds),
              P-Float 97, Variable Rate Demand Bonds,
              3.600%, 7/01/24+                               VMIG-1   2,000,000
   2,800,000 Puerto Rico Government Development Bank,
              Series 1985, Variable Rate Demand Bonds,
              3.200%, 12/01/15+                              VMIG-1   2,800,000
   2,500,000 Puerto Rico Highway/Transportation
              Authority, Series X, Variable Rate Demand
              Bonds, 3.200%, 7/01/99+                        VMIG-1   2,500,000
   1,000,000 Puerto Rico Industrial Medical Educational
              and Environmental Authority (Inter
              American University of Puerto Rico),
              Commercial Paper, 3.650%, 10/16/95             VMIG-1   1,000,000
   2,000,000 Waltham Notes, 3.800%, 1/03/96                      Aa   2,001,000
     700,000 Westfield General Obligation Notes, State
              Grant Anticipation Notes, 4.100%, 10/26/95        N/R     700,295
-------------------------------------------------------------------------------
 $57,365,000 Total Investments - 99.6%                               57,384,865
-------------------------------------------------------------------------------
-------------------
             Other Assets Less Liabilities - 0.4%                       208,589
-------------------------------------------------------------------------------
             Net Assets - 100%                                      $57,593,454

--------------------------------------------------------------------------------
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK TAX-FREE MONEY MARKET FUND

 PRINCIPAL                                                               MARKET
 AMOUNT      DESCRIPTION                                   RATINGS*       VALUE
-------------------------------------------------------------------------------
 $ 1,200,000 Erie County Water Authority,
              Adjustable/Fixed Rate, Water Works System,
              Variable Rate Demand Bonds, 3.250%,
              12/01/16+                                      VMIG-1 $ 1,200,000
   1,300,000 Metropolitan Transportation Authority
              Commuter Facilities, Variable Rate Demand
              Bonds, 3.450%, 7/01/21+                        VMIG-1   1,300,000
   1,400,000 Metropolitan Transportation Authority
              Commuter Facilities, Revenue Anticipation
              Notes, 5.500%, 12/14/95                         MIG-2   1,404,180
   1,400,000 New York City General Obligation Bonds,
              Adjustable Rate, Variable Rate Demand
              Bonds, 3.400%, 8/15/22+                        VMIG-1   1,400,000
   1,300,000 New York City General Obligation, Tax
              Anticipation Notes, Fiscal 1996 Series A,
              4.500%, 2/15/96                                 MIG-1   1,304,010
     300,000 New York City Housing Development
              Corporation (Columbus Gardens Project),
              Variable Rate Demand Bonds, 3.450%,
              2/01/07+                                          A-1     300,000
   1,200,000 New York City Housing Development
              Corporation Residential Mortgage Revenue
              (East 17th Street), Variable Rate Demand
              Bonds, 3.500%, 1/01/23+                           A-1   1,200,000
     800,000 New York City Industrial Development Agency
              (LaGuardia Associates Project), Variable
              Rate Demand Bonds, 3.350%, 12/01/15+              A-1     800,000
   1,400,000 New York City Trust for Cultural Resources
              (Guggenheim Foundation), Variable Rate
              Demand Bonds, 3.250%, 12/01/15+                VMIG-1   1,400,000
     700,000 Dormitory Authority of the State of New
              York (Sloan-Kettering Cancer Center),
              Commercial Paper, 3.400%, 9/20/95                 A-1     700,000
     600,000 Dormitory Authority of the State of New
              York (Sloan-Kettering Cancer Center),
              Series 1989C, Commercial Paper, 3.400%,
              9/20/95                                           A-1     600,000
     400,000 Dormitory Authority of the State of New
              York (Sloan-Kettering Cancer Center),
              Series 1989C, Commercial Paper, 3.500%,
              9/20/95                                           A-1     400,000
     500,000 Dormitory Authority of the State of New
              York, Commercial Paper, 3.550%, 11/30/95          A-1     500,000
   1,400,000 Dormitory Authority of the State of New
              York (St. Francis Center at the Knolls,
              Inc.), Variable Rate Demand Bonds, 3.450%,
              7/01/23+                                       VMIG-1   1,400,000
   1,400,000 Dormitory Authority of Oxford University,
              Press Revenue Bonds (Letter of Credit
              Secured), Series 1993, Variable Rate
              Demand Bonds, 3.450%, 7/01/23+                 VMIG-1   1,400,000
   1,400,000 New York State Energy Research and
              Development Authority (Central Hudson Gas
              and Electric Corporation), Variable Rate
              Demand Bonds,
              3.350%, 11/01/20+                                A-1+   1,400,000
   1,100,000 New York Environmental Facilities
              Corporation (General Electric Company),
              Commercial Paper, 3.350%, 11/30/95               A-1+   1,100,000
   1,400,000 New York State Housing Finance Agency
              (Normandie Court), Variable Rate Demand
              Bonds, 3.400%, 5/15/15+                        VMIG-1   1,400,000
   1,300,000 New York Local Government Assistance
              Corporation,
              Series 1994B, Variable Interest Rate
              Bonds, 3.300%, 4/01/23+                        VMIG-1   1,300,000
   2,500,000 New York Local Govt Assistance Corp.,
              Series 1995E, Variable Interest Rate
              Bonds, 3.500%, 4/01/25+                        VMIG-1   2,500,000
     800,000 New York State Medical Care Facilities
              Finance Agency (Lenox Hill Hospital),
              Variable Rate Demand Bonds, 3.450%,
              11/01/08+                                      VMIG-1     800,000

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

 PRINCIPAL                                                               MARKET
 AMOUNT      DESCRIPTION                                   RATINGS*       VALUE
-------------------------------------------------------------------------------
 $ 1,400,000 New York State Medical Care Facilities
              Finance Agency (Children's Hospital of
              Buffalo), Variable Rate Demand Bonds,
              3.450%, 11/01/05+                              VMIG-1 $ 1,400,000
     200,000 Puerto Rico Government Development Bank
              Adjustable Refunding Bonds, Series 1985,
              Variable Rate Demand Bonds, 3.200%,
              12/01/15+                                      VMIG-1     200,000
   1,000,000 Puerto Rico Industrial Medical Educational
              and Environmental Authority (Inter
              American University of Puerto Rico),
              Commercial Paper, 3.650%, 10/16/95             VMIG-1   1,000,000
   1,000,000 Suffolk County Tax, Anticipation Notes 1994
              (RA Series II),
              4.500%, 9/14/95                                 MIG-1   1,000,142
   1,400,000 Triborough Bridge and Tunnel Authority,
              Special Obligation, Variable Rate Demand
              Bonds, Series 1994, 3.300%, 1/01/24+            MIG-1   1,400,000
   1,300,000 Yonkers Industrial Development Agency,
              Series 1989 (Civic Facility), Variable
              Rate Demand Bonds, 3.550%, 7/01/19+            VMIG-1   1,300,000
-------------------------------------------------------------------------------
 $30,100,000 Total Investments - 99.6%                               30,108,332
-------------------------------------------------------------------------------
-------------------
             Other Assets Less Liabilities - 0.4%                       124,249
-------------------------------------------------------------------------------
             Net Assets - 100%                                      $30,232,581
-------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                RESERVES        CA          MA          NY
-------------------------------------------------------------------------------
  ASSETS
  Investments in short-term
   municipal securities, at
   amortized cost (note 1)    $329,940,576 $155,404,528 $57,384,865 $30,108,332
  Cash                           1,360,374      272,976     104,840      51,675
  Receivables:
   Interest                      1,415,181      775,405     201,801     170,350
   Investments sold              1,000,000          --      100,000         --
  Other assets                      21,743       21,085      13,732       1,479
                              ------------ ------------ ----------- -----------
    Total assets               333,737,874  156,473,994  57,805,238  30,331,836
                              ------------ ------------ ----------- -----------
  LIABILITIES
  Accrued expenses:
   Management fees (note 4)        142,418       53,425      18,641       7,336
   Other                           133,262       86,434      45,944      13,607
  Dividends payable                890,720      438,349     147,199      78,312
                              ------------ ------------ ----------- -----------
    Total liabilities            1,166,400      578,208     211,784      99,255
                              ------------ ------------ ----------- -----------
  Net assets applicable to
   shares outstanding
   (note 3)                   $332,571,474 $155,895,786 $57,593,454 $30,232,581
                              ------------ ------------ ----------- -----------
  Shares outstanding:
   Service Plan series             --        57,643,407  29,090,441     491,815
   Distribution Plan series        --        63,599,083  24,312,037  29,724,099
   Institutional series            --        34,653,296   4,190,976      16,667
                              ------------ ------------ ----------- -----------
    Total shares outstanding   332,571,474  155,895,786  57,593,454  30,232,581
                              ------------ ------------ ----------- -----------
  Net asset value, offering
   and redemption price per
   share (net assets divided
   by shares outstanding)     $       1.00 $       1.00 $      1.00 $      1.00
                              ------------ ------------ ----------- -----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995
STATEMENT OF OPERATIONS
Six months ended August 31, 1995
(Unaudited)

                                             RESERVES
-------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income (note 1)       $6,927,106
                                            ----------
  Expenses:
   Management fees (note 4)                    853,866
   12b-1 expense (note 4)                       65,320
   Shareholders' servicing agent fees and
    expenses                                   244,432
   Custodian's fees and expenses                36,106
   Directors' fees and expenses (note 4)         1,976
   Professional fees                             8,890
   Shareholders' reports--printing and
    mailing expenses                            54,920
   Federal and state registration fees          27,725
   Other expenses                               12,376
                                            ----------
    Total expenses before expense
     reimbursement                           1,305,611
   Expense reimbursement from investment
    adviser (note 4)                           (24,786)
                                            ----------
    Net expenses                             1,280,825
                                            ----------
    Net investment income                    5,646,281
  Net gain from investment transactions         --
                                            ----------
  Net increase in net assets from
   operations                               $5,646,281
                                            ----------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1995
(Unaudited)

                                          CALIFORNIA MONEY MARKET
                                      -----------------------------------------
                               Service   Distribution Institutional
                             Plan series Plan series     series       Total
-------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest
   income (note 1)            $992,694    $1,278,717    $699,972    $2,971,383
                              --------    ----------    --------    ----------
  Expenses:
   Management fees (note 4)    101,516       130,007      71,459       302,982
   12b-1 expense (note 4)       14,349        24,023       --           38,372
   Shareholders' servicing
    agent fees and expenses      3,731        22,169         235        26,135
   Custodian's fees and
    expenses                    11,022        15,728       9,031        35,781
   Directors' fees and
    expenses (note 4)              856         1,100         615         2,571
   Professional fees             1,785         2,167       1,187         5,139
   Shareholders' reports--
    printing and mailing
    expenses                     2,092        10,617         122        12,831
   Federal and state
    registration fees            --           --           --           --
   Other expenses                  326         1,041       1,766         3,133
                              --------    ----------    --------    ----------
    Total expenses before
     expense reimbursement     135,677       206,852      84,415       426,944
   Expense reimbursement
    from investment adviser
    (note 4)                    (2,353)      (28,293)      --          (30,646)
                              --------    ----------    --------    ----------
    Net expenses               133,324       178,559      84,415       396,298
                              --------    ----------    --------    ----------
    Net investment income      859,370     1,100,158     615,557     2,575,085
  Net gain from investment
   transactions                  --           --           --           --
                              --------    ----------    --------    ----------
  Net increase in net
   assets from operations     $859,370    $1,100,158    $615,557    $2,575,085
                              --------    ----------    --------    ----------

See accompanying notes to financial statements.

                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT AUGUST 31, 1995

                                         MASSACHUSETTS MONEY MARKET
                                      -----------------------------------------
                                 Service   Distribution Institutional
                               Plan series Plan series     series      Total
-------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income
   (note 1)                     $496,206     $438,566      $53,978    $988,750
                                --------     --------      -------    --------
  Expenses:
   Management fees (note 4)       52,493       46,262        5,718     104,473
   12b-1 expense (note 4)         16,141       11,016        --         27,157
   Shareholders' servicing
    agent fees and expenses        1,024       17,086          388      18,498
   Custodian's fees and
    expenses                       9,165       11,294        1,144      21,603
   Directors' fees and
    expenses (note 4)                793          708           88       1,589
   Professional fees               3,705        3,198          458       7,361
   Shareholders' reports--
    printing and mailing
    expenses                         739       11,512          307      12,558
   Federal and state
    registration fees                227          310          113         650
   Other expenses                  1,448          623          139       2,210
                                --------     --------      -------    --------
    Total expenses before
     expense reimbursement        85,735      102,009        8,355     196,099
   Expense reimbursement from
    investment adviser (note
    4)                           (13,409)     (38,514)        (469)    (52,392)
                                --------     --------      -------    --------
    Net expenses                  72,326       63,495        7,886     143,707
                                --------     --------      -------    --------
    Net investment income        423,880      375,071       46,092     845,043
  Net gain from investment
   transactions                    --           --           --          --
                                --------     --------      -------    --------
  Net increase in net assets
   from operations              $423,880     $375,071      $46,092    $845,043
                                --------     --------      -------    --------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1995
(Unaudited)

                                            NEW YORK MONEY MARKET
                                      -----------------------------------------
                                 Service   Distribution Institutional
                               Plan series Plan series     series      Total
-------------------------------------------------------------------------------
  INVESTMENT INCOME
  Tax-exempt interest income
   (note 1)                      $9,784      $577,738       $319      $587,841
                                 ------      --------       ----      --------
  Expenses:
   Management fees (note 4)       1,026        60,778         33        61,837
   12b-1 expense (note 4)           153         6,861        --          7,014
   Shareholders' servicing
    agent fees and expenses         360        14,215         11        14,586
   Custodian's fees and
    expenses                        537        32,858         18        33,413
   Directors' fees and
    expenses (note 4)                23           767          3           793
   Professional fees                104         6,135          3         6,242
   Shareholders' reports--
    printing and mailing
    expenses                      2,642        18,411         56        21,109
   Federal and state
    registration fees               447           481         14           942
   Other expenses                    28         1,186        --          1,214
                                 ------      --------       ----      --------
    Total expenses before
     expense reimbursement        5,320       141,692        138       147,150
   Expense reimbursement from
    investment adviser (note
    4)                           (3,899)      (58,119)       (92)      (62,110)
                                 ------      --------       ----      --------
    Net expenses                  1,421        83,573         46        85,040
                                 ------      --------       ----      --------
    Net investment income         8,363       494,165        273       502,801
  Net gain from investment
   transactions                    --           --           --          --
                                 ------      --------       ----      --------
  Net increase in net assets
   from operations               $8,363      $494,165       $273      $502,801
                                 ------      --------       ----      --------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETSNUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT (Unaudited)
                                                                 AUGUST 31, 1995

                                                            RESERVES
                                      ---------------------------------
                                                     Six months
                                                       ended       Year ended
                                                      8/31/95       2/28/95
-------------------------------------------------------------------------------
  OPERATIONS
  Net investment income                             $  5,646,281  $  8,795,175
  Net realized gain (loss) from investment
   transactions                                          --            --
                                                    ------------  ------------
    Net increase in net assets from operations         5,646,281     8,795,175
                                                    ------------  ------------
  DISTRIBUTIONS TO SHAREHOLDERS (note 1)              (5,646,281)   (8,795,175)
                                                    ------------  ------------
  COMMON SHARE TRANSACTIONS (at constant net asset
   value of $1 per share) (note 1)
  Net proceeds from sales of shares                  348,643,315   657,011,312
  Net asset value of shares issued to shareholders
   due to reinvestment of distributions from net
   investment income and from net realized gains
   from investment transactions                        5,250,861     7,787,100
                                                    ------------  ------------
                                                     353,894,176   664,798,412
  Cost of shares redeemed                           (372,929,099) (717,393,211)
                                                    ------------  ------------
   Net increase (decrease) in net assets derived
    from Common share transactions                   (19,034,923)  (52,594,799)
  Net assets at the beginning of period              351,606,397   404,201,196
                                                    ------------  ------------
  Net assets at the end of period                   $332,571,474  $351,606,397
                                                    ------------  ------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


                                      ---------------------------------------------
                                           CALIFORNIA MONEY MARKET
                                      ---------------------------------------------
                                      Six months ended August 31, 1995
                                      ---------------------------------------------
                               Service    Distribution  Institutional
                             Plan series  Plan series      series        Total
-----------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $   859,370  $ 1,100,158    $   615,557  $  2,575,085
  Net realized gain (loss)
   from investment
   transactions                  --            --            --            --
                             -----------  -----------    -----------  ------------
    Net increase in net
     assets from operations      859,370    1,100,158        615,557     2,575,085
                             -----------  -----------    -----------  ------------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)        (859,370)  (1,100,158)      (615,557)   (2,575,085)
                             -----------  -----------    -----------  ------------
  COMMON SHARE TRANSACTIONS
   (at constant net asset
   value of $1 per share)
   (note 1)
  Net proceeds from sales
   of shares                  67,274,680   52,710,345     82,623,328   202,608,353
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions                  724,439      819,580          3,084     1,547,103
                             -----------  -----------    -----------  ------------
                              67,999,119   53,529,925     82,626,412   204,155,456
  Cost of shares redeemed    (52,127,630) (57,088,021)   (98,745,505) (207,961,156)
                             -----------  -----------    -----------  ------------
    Net increase (decrease)
     in net assets derived
     from Common share
     transactions             15,871,489   (3,558,096)   (16,119,093)   (3,805,700)
  Net assets at the
   beginning of period        41,771,918   67,157,179     50,772,389   159,701,486
                             -----------  -----------    -----------  ------------
  Net assets at the end of
   period                    $57,643,407  $63,599,083    $34,653,296  $155,895,786
                             -----------  -----------    -----------  ------------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                           CALIFORNIA MONEY MARKET
                                      -----------------------------------------------
                                         Year ended February 28, 1995
                                      -----------------------------------------------
                               Service     Distribution  Institutional
                             Plan series   Plan series      series         Total
-------------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $  2,628,687  $  1,814,647   $ 1,366,100   $  5,809,434
  Net realized gain (loss)
   from investment
   transactions                   (11,576)       (4,489)       (2,299)       (18,364)
                             ------------  ------------  ------------   ------------
    Net increase in net
     assets from operations     2,617,111     1,810,158     1,363,801      5,791,070
                             ------------  ------------  ------------   ------------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)       (2,617,111)   (1,810,158)   (1,363,801)    (5,791,070)
                             ------------  ------------  ------------   ------------
  COMMON SHARE TRANSACTIONS
   (at constant net asset
   value of $1 per share)
   (note 1)
  Net proceeds from sale of
   shares                     208,318,412   113,315,156   247,997,081    569,630,649
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment
   income and from net
   realized gains from
   investment
   transactions                 2,983,786     1,322,451         7,041      4,313,278
                             ------------  ------------  ------------   ------------
                              211,302,198   114,637,607   248,004,122    573,943,927
  Cost of shares redeemed    (584,768,062) (119,860,860) (229,530,966)  (934,159,888)
                             ------------  ------------  ------------   ------------
    Net increase (decrease)
     in net assets derived
     from Common share
     transactions            (373,465,864)   (5,223,253)   18,473,156   (360,215,961)
  Net assets at the
   beginning of year          415,237,782    72,380,432    32,299,233    519,917,447
                             ------------  ------------  ------------   ------------
  Net assets at the end of
   year                      $ 41,771,918  $ 67,157,179   $50,772,389   $159,701,486
                             ------------  ------------  ------------   ------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                         MASSACHUSETTS MONEY MARKET
                                      --------------------------------------------
                                      Six months ended August 31, 1995
                                      --------------------------------------------
                               Service    Distribution  Institutional
                             Plan series  Plan series      series        Total
----------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $   423,880  $   375,071    $   46,092   $   845,043
  Net realized gain (loss)
   from investment
   transactions                  --            --            --           --
                             -----------  -----------    ----------   -----------
    Net increase in net
     assets from operations      423,880      375,071        46,092       845,043
                             -----------  -----------    ----------   -----------

  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)        (423,880)    (375,071)      (46,092)     (845,043)
                             -----------  -----------    ----------   -----------
  COMMON SHARE TRANSACTIONS
   (at constant net asset
   value of $1 per share)
   (note 1)
  Net proceeds from sales
   of shares                  38,938,814   11,320,230     9,472,209    59,731,253
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment
   income and from net
   realized gains from
   investment
   transactions                  431,748      366,730        13,943       812,421
                             -----------  -----------    ----------   -----------
                              39,370,562   11,686,960     9,486,152    60,543,674
  Cost of shares redeemed    (38,011,673) (11,612,103)   (6,330,736)  (55,954,512)
                             -----------  -----------    ----------   -----------
    Net increase (decrease)
     in net assets derived
     from Common share
     transactions              1,358,889       74,857     3,155,416     4,589,162
  Net assets at the
   beginning of period        27,731,552   24,237,180     1,035,560    53,004,292
                             -----------  -----------    ----------   -----------
  Net assets at the end of
   period                    $29,090,441  $24,312,037    $4,190,976   $57,593,454
                             -----------  -----------    ----------   -----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                          MASSACHUSETTS MONEY MARKET
                                      ----------------------------------------------
                                         Year ended February 28, 1995
                                      ----------------------------------------------
                               Service     Distribution  Institutional
                             Plan series   Plan series      series        Total
------------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $  1,007,902  $   699,762    $   101,590  $  1,809,254
  Net realized gain (loss)
   from investment
   transactions                    (1,430)      (1,013)           (60)       (2,503)
                             ------------  -----------    -----------  ------------
    Net increase in net
   assets from operations       1,006,472      698,749        101,530     1,806,751
                             ------------  -----------    -----------  ------------
  DISTRIBUTIONS TO SHARE-
   HOLDERS (note 1)            (1,006,472)    (698,749)      (101,530)   (1,806,751)
                             ------------  -----------    -----------  ------------
  COMMON SHARE TRANSACTIONS
   (at constant net asset
   value of $1 per share)
   (note 1)
  Net proceeds from sales
   of shares                  126,292,160   26,877,207     10,226,869   163,396,236
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment income and
   from net realized gains
   from investment
   transactions                   982,397      655,827          5,596     1,643,820
                             ------------  -----------    -----------  ------------
                              127,274,557   27,533,034     10,232,465   165,040,056
  Cost of shares redeemed    (138,119,127) (31,068,859)   (12,602,539) (181,790,525)
                             ------------  -----------    -----------  ------------
    Net increase (decrease)
     in net assets derived
     from Common share
     transactions             (10,844,570)  (3,535,825)    (2,370,074)  (16,750,469)
  Net assets at the
   beginning of year           38,576,122   27,773,005      3,405,634    69,754,761
                             ------------  -----------    -----------  ------------
  Net assets at the end of
   year                      $ 27,731,552  $24,237,180    $ 1,035,560  $ 53,004,292
                             ------------  -----------    -----------  ------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                          NEW YORK MONEY MARKET
                                      ------------------------------------------
                                      6 months ended August 31, 1995
                                      ------------------------------------------
                              Service   Distribution  Institutional
                            Plan series Plan series      series        Total
--------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $  8,363   $   494,165      $   273    $   502,801
  Net realized gain (loss)
   from investment
   transactions                 --           --            --           --
                             --------   -----------      -------    -----------
    Net increase in net
   assets from operations       8,363       494,165          273        502,801
                             --------   -----------      -------    -----------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)       (8,363)     (494,165)        (273)      (502,801)
                             --------   -----------      -------    -----------
  COMMON SHARE
   TRANSACTIONS (at
   constant net asset
   value of $1 per share)
   (note 1)
  Net proceeds from sales
   of shares                  185,389     7,563,542        --         7,748,931
  Net asset value of
   shares issued to
   shareholders due to
   reinvestment of
   distributions from net
   investment
   income and from net
   realized gains from
   investment
   transactions                 6,966       474,916        --           481,882
                             --------   -----------      -------    -----------
                              192,355     8,038,458        --         8,230,813
  Cost of shares redeemed    (340,613)   (8,112,031)       --        (8,452,644)
                             --------   -----------      -------    -----------
   Net increase (decrease)
    in net assets derived
    from Common share
    transactions             (148,258)      (73,573)       --          (221,831)
  Net assets at the
   beginning of period        640,073    29,797,672       16,667     30,454,412
                             --------   -----------      -------    -----------
  Net assets at the end of
   period                    $491,815   $29,724,099      $16,667    $30,232,581
                             --------   -----------      -------    -----------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                                           NEW YORK MONEY MARKET
                                      --------------------------------------------
                                        Year ended February 28, 1995
                                      --------------------------------------------
                               Service    Distribution  Institutional
                             Plan series  Plan series      series        Total
----------------------------------------------------------------------------------
  OPERATIONS
  Net investment income      $   17,057   $   692,514      $   385    $   709,956
  Net realized gain (loss)
   from investment
   transactions                  --            --            --           --
                             ----------   -----------      -------    -----------
    Net increase in net
     assets from operations      17,057       692,514          385        709,956
                             ----------   -----------      -------    -----------
  DISTRIBUTIONS TO
   SHAREHOLDERS (note 1)        (17,057)     (692,514)        (385)      (709,956)
                             ----------   -----------      -------    -----------
  COMMON SHARE TRANSACTIONS
   (at constant net asset
   value of $1 per share)
   (note 1)
  Net proceeds from sales
   of shares                  1,126,675    16,626,815        --        17,753,490
  Net asset value of shares
   issued to shareholders
   due to reinvestment of
   distributions from net
   investment
   income and from net
   realized gains from
   investment
   transactions                  15,591       626,707        --           642,298
                             ----------   -----------      -------    -----------
                              1,142,266    17,253,522        --        18,395,788
  Cost of shares redeemed    (1,058,955)  (15,341,900)       --       (16,400,855)
                             ----------   -----------      -------    -----------
    Net increase (decrease)
     in net assets derived
     from Common share
     transactions                83,311     1,911,622        --         1,994,933
  Net assets at the
   beginning of year            556,762    27,886,050       16,667     28,459,479
                             ----------   -----------      -------    -----------
  Net assets at the end of
   year                      $  640,073   $29,797,672      $16,667    $30,454,412
                             ----------   -----------      -------    -----------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
                 1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
                 At August 31, 1995, the money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprised of the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprised of the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

                 The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

                 Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series: (1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

                 Each Fund issues its own shares, at net asset value which the Fund will seek to maintain at $1.00 per share without sales charge.

                 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities       Investments in each of the Funds consist of short-term
Valuation        municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1995, the dollar-weighted average life was 29 days for Reserves, 24 days for California Money
                 Market, 42 days for Massachusetts Money Market and 23 days for New York Money Market).

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

Securities       Securities transactions are recorded on a trade date basis.
Transactions     Realized gains and losses from such transactions are
                 determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                 The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1995, there were no such purchase commitments in any of the Funds.

Interest Income  Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and    Net investment income, adjusted for realized short-term gains
Distributions    and losses on investment transactions, is declared as a
to Shareholders  dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Federal Income   Each Fund is a separate taxpayer for federal income tax
Taxes            purposes and intends to comply with the requirements of the
                 Internal Revenue Code applicable to regulated investment companies by distributing all of its income to shareholders.
                 Therefore, no federal income tax provision is required.
                 Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes for the California, Massachusetts and New York Money Market
                 Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds.

Insurance        The Funds have obtained commitments (each, a "Commitment")
Commitments      from Municipal Bond Investors Assurance Corporation ("MBIA")
                 with respect to certain designated bonds held by the Funds for which credit support is furnished by banks (Approved
                 Banks) approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of an Approved Bank had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                 Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

Derivative       In October 1994, the Financial Accounting Standards Board
Financial        (FASB) issued Statement of Financial Accounting Standards No.
Instruments      119 Disclosure about Derivative Financial Instruments and
                 Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1995, other than occasional purchases of high quality synthetic money market securities.

                 2. SECURITIES TRANSACTIONS
                 Purchases and sales (including maturities) of investment securities during the six months ended August 31, 1995, were as follows:

                          RESERVES        CA          MA          NY
-------------------------------------------------------------------------
  Purchases             $584,185,685 $253,932,094 $99,583,977 $41,615,309
  Sales and maturities   607,710,000  250,715,000  93,885,000  41,730,000
                        ------------ ------------ ----------- -----------


                 At August 31, 1995, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for all Funds.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                 3. COMPOSITION OF NET ASSETS
                 At August 31, 1995, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                            RESERVES         CA            MA            NY
---------------------------------------------------------------------------------
  Capital paid in:
   Service Plan series    $    --       $  57,643,407 $  29,090,441 $     491,815
   Distribution Plan se-
    ries                       --          63,599,083    24,312,037    29,724,099
   Institutional series        --          34,653,296     4,190,976        16,667
                          ------------- ------------- ------------- -------------
    Total                 $ 332,571,474 $ 155,895,786 $  57,593,454 $  30,232,581
                          ------------- ------------- ------------- -------------
  Authorized shares       2,000,000,000 2,350,000,000 2,500,000,000 2,500,000,000
                          ------------- ------------- ------------- -------------


                 4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                             MANAGEMENT FEES
-------------------------------------------------------------------
  AVERAGE DAILY NET ASSET VALUE          RESERVES       CA, MA, NY
-------------------------------------------------------------------
  For the first $500,000,000          .5 of 1%            .4 of 1%
  For the next $500,000,000           .475 of 1           .375 of 1
  For net assets over $1,000,000,000  .45 of 1            .35 of 1


                 Also, pursuant to a distribution agreement with the Funds, Nuveen is the distributor or principal underwriter of Fund shares and pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
                 and a Service Plan pursuant to which the Funds and Nuveen pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Money Market Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

                  The management fee referred to above is reduced by, or the
                 Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Money Market Funds.

                  The management fee compensates the Adviser for overall
                 investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

                 5. INVESTMENT COMPOSITION
                 Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                 RESERVES CA   MA   NY
--------------------------------------------------------
  Revenue bonds:
   Pollution control facilities     32%    13%  15%  16%
   Health care facilities           27     21   16   21
   Housing facilities                6     18   --   10
   Electric facilities               5      5   15   --
   Transportation                    2      4    9    9
   Water/Sewer facilities            7      9    4    4
   Lease rental facilities          --      9   --   --
   Educational facilities            4     --    7    2
   Other                             9     14    9   25
  General obligation bonds           8      7   25   13
--------------------------------------------------------
                                   100%   100% 100% 100%
                                   ---    ---  ---  ---


                 In addition, certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (95% for Reserves, 96% for California, 84% for Massachusetts and 84% for New York).

                 For additional information regarding each investment security, refer to the Portfolio of Investments.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                          Income from investment
                                                operations              Less distributions
                                         ----------------------------------------------------


                                                     Net realized
                                                              and
                            Net asset                  unrealized     Dividends
                                value           Net   gain (loss)      from net Distributions
                            beginning    investment          from    investment          from
                            of period        income   investments        income capital gains
---------------------------------------------------------------------------------------------
 RESERVES
---------------------------------------------------------------------------------------------
 6 months ended
 8/31/95                       $1.000        $.017*           $--       $(.017)           $--
 Year ended 2/28,
   1995                         1.000         .025*            --        (.025)            --
   1994                         1.000         .018*            --        (.018)            --
   1993                         1.000         .023             --        (.023)            --
 5 months ended 2/29/92         1.000         .015             --        (.015)            --
 Year ended 9/30,
 1991                           1.000         .046             --        (.046)            --
   1990                         1.000         .055             --        (.055)            --
   1989                         1.000         .057             --        (.057)            --
   1988                         1.000         .045             --        (.045)            --
   1987                         1.000         .039             --        (.039)            --
   1986                         1.000         .045*            --        (.045)            --
---------------------------------------------------------------------------------------------

See notes on page 46.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------

                                                                     Ratios/supplemental data
                                     ---------------------------------------------------------------------------------------
                                                                               Ratio of                      Ratio of net
                                                             Ratio of    net investment         Ratio of       investment
                                                          expenses to            income      expenses to           income
                                         Net assets           average        to average          average      to  average
   Net asset value   Total return on  end of period net assets before net assets before net assets after net assets after
     end of period   net asset value (in thousands)     reimbursement     reimbursement   reimbursement*   reimbursement*
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
            $1.000             1.66%       $332,571             .76%+            3.29%+            .75%+           3.30%+

             1.000             2.46         351,606             .78              2.40              .75             2.43
             1.000             1.84         404,201             .80              1.78              .75             1.83
             1.000             2.34         450,746             .74              2.35              .74             2.35

             1.000             1.45         477,127             .75+             3.48+             .75+            3.48+
             1.000             4.57         451,808             .72              4.56              .72             4.56
             1.000             5.45         430,206             .73              5.45              .73             5.45
             1.000             5.70         390,258             .72              5.69              .72             5.69
             1.000             4.52         409,653             .73              4.52              .73             4.52
             1.000             3.88         361,044             .73              3.85              .73             3.85
             1.000             4.46         272,677             .80              4.34              .75             4.39
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

--------------------------------------------------------------------------------

                                     Income from investment
                                           operations           Less distributions
                                     ------------------------------------------------
                                                        Net
                                                   realized
                                                        and
                          Net asset              unrealized   Dividends
                              value         Net gain (loss)    from net Distributions
                          beginning  investment        from  investment          from
                          of period      income investments      income capital gains
-------------------------------------------------------------------------------------
 CA**
-------------------------------------------------------------------------------------
 Six months ended
 8/31/95
 Service Plan series         $1.000      $.017*         $--     $(.017)           $--
 Distribution Plan se-
 ries                         1.000       .017*          --      (.017)            --
 Institutional series         1.000       .017           --      (.017)            --
 Year ended
 2/28/95
 Service Plan series          1.000       .026*          --      (.026)            --
 Distribution Plan se-
 ries                         1.000       .026*          --      (.026)            --
 Institutional series         1.000       .027           --      (.027)            --
 Year ended
 2/28/94
 Service Plan series          1.000       .019           --      (.019)            --
 Distribution Plan se-
 ries                         1.000       .019*          --      (.019)            --
 Institutional series         1.000       .021           --      (.021)            --
 Year ended
 2/28/93
 Service Plan series          1.000       .023*          --      (.023)            --
 Distribution Plan se-
 ries                         1.000       .023*          --      (.023)            --
 Institutional series         1.000       .024           --      (.024)            --
 8 months ended
 2/29/92
 Service Plan series          1.000       .024*          --      (.024)            --
 Distribution Plan se-
 ries                         1.000       .024*          --      (.024)            --
 Institutional series         1.000       .025           --      (.025)            --
 Year ended
 6/30/91
 Service Plan series          1.000       .047*          --      (.047)
 Distribution Plan se-
 ries                         1.000       .047*          --      (.047)
 Institutional series         1.000       .048           --      (.048)
 Year ended
 6/30/90++                    1.000       .054*          --      (.054)            --
 6/30/89++                    1.000       .056*          --      (.056)            --
 6/30/88++                    1.000       .043*          --      (.043)            --
 6/30/87++                    1.000       .039*          --      (.039)            --
 3/27/86 to
 6/30/86++                    1.000       .011*          --      (.011)            --
-------------------------------------------------------------------------------------

See notes on page 46.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------

                                                        Ratios/supplemental data
                       ------------------------------------------------------------------------------------------
    Net                                                        Ratio of net                          Ratio of net
  asset   Total return                           Ratio of investment income            Ratio of investment income
  value             on     Net assets expenses to average        to average expenses to average        to average
 end of      net asset  end of period   net assets before net assets before    net assets after  net assets after
 period          value (in thousands)       reimbursement     reimbursement      reimbursement*    reimbursement*
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 $1.000          1.71%        $57,643               .53%+            3.37%+               .52%+            3.38%+
  1.000          1.70          63,599               .64+             3.29+                .55+             3.38+
  1.000          1.74          34,653               .47+             3.44+                .47+             3.44+
  1.000          2.59          41,772               .59              2.15                 .55              2.19
  1.000          2.60          67,157               .64              2.47                 .55              2.56
  1.000          2.69          50,772               .47              2.74                 .47              2.74


  1.000          1.94         415,238               .53              1.94                 .53              1.94
  1.000          1.92          72,380               .73              1.74                 .55              1.92
  1.000          2.07          32,299               .41              2.06                 .41              2.06

  1.000          2.28         469,812               .57              2.24                 .55              2.26
  1.000          2.29          80,652               .62              2.19                 .55              2.26
  1.000          2.36          24,156               .47              2.33                 .47              2.33

  1.000          2.39         478,886               .56+             3.53+                .55+             3.54+
  1.000          2.39          91,670               .61+             3.48+                .55+             3.54+
  1.000          2.45          18,334               .45+             3.64+                .45+             3.64+

  1.000          4.70         431,590               .57              4.65                 .55              4.67
  1.000          4.70          90,031               .61              4.61                 .55              4.67
  1.000          4.80          22,342               .45              4.77                 .45              4.77
  1.000          5.37         452,465               .59              5.34                 .55              5.38
  1.000          5.62         362,927               .57              5.68                 .55              5.70
  1.000          4.28         207,897               .59              4.27                 .55              4.31
  1.000          3.90         284,956               .63              3.79                 .50              3.92

  1.000          1.10          80,871              1.48+             2.73+                .05+             4.16+
-----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

--------------------------------------------------------------------------------

                                     Income from investment
                                           operations           Less distributions
                                     ------------------------------------------------
                                                        Net
                                                   realized
                                                        and
                          Net asset              unrealized   Dividends
                              value         Net gain (loss)    from net Distributions
                          beginning  investment        from  investment          from
                          of period      income investments      income capital gains
-------------------------------------------------------------------------------------
 MA***
-------------------------------------------------------------------------------------
 Six months ended
 8/31/95
 Service Plan series         $1.000      $.016*         $--     $(.016)           $--
 Distribution Plan se-
 ries                         1.000       .016*          --      (.016)            --
 Institutional series         1.000       .016*          --      (.016)            --
 Year ended
 2/28/95
 Service Plan series          1.000       .025*          --      (.025)            --
 Distribution Plan se-
 ries                         1.000       .025*          --      (.025)            --
 Institutional series         1.000       .026           --      (.026)            --
 Year ended
 2/28/94
 Service Plan series          1.000       .018*          --      (.018)            --
 Distribution Plan se-
 ries                         1.000       .017*          --      (.017)            --
 Institutional series         1.000       .018           --      (.018)            --
 Year ended
 2/28/93
 Service Plan series          1.000       .023*          --      (.023)            --
 Distribution Plan se-
 ries                         1.000       .023*          --      (.023)            --
 Institutional series         1.000       .023*          --      (.023)            --
 10 months ended
 2/29/92
 Service Plan series          1.000       .032*          --      (.032)            --
 Distribution Plan se-
 ries                         1.000       .032*          --      (.032)            --
 Institutional series         1.000       .032           --      (.032)            --
 Year ended
 4/30/91
 Service Plan series          1.000       .053*          --      (.053)            --
 Distribution Plan se-
 ries                         1.000       .053*          --      (.053)            --
 Institutional series         1.000       .053           --      (.053)            --
 Year ended
 4/30/90++                    1.000       .057*          --      (.057)            --
 4/30/89++                    1.000       .050*          --      (.050)            --
 4/30/88++                    1.000       .043*          --      (.043)            --
 12/10/86 to
 4/30/87++                    1.000       .016*          --      (.016)            --
-------------------------------------------------------------------------------------

See notes on page 46.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------

                                                       Ratios/supplemental data
                       -----------------------------------------------------------------------------------------
   Net                                                        Ratio of net                          Ratio of net
 asset   Total return                           Ratio of investment income            Ratio of investment income
 value             on     Net assets expenses to average        to average expenses to average        to average
end of      net asset  end of period   net assets before net assets before    net assets after  net assets after
period          value (in thousands)       reimbursement     reimbursement      reimbursement*    reimbursement*
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


$1.000          1.63%        $29,090               .65%+            3.12%+               .55%+            3.22%+
 1.000           1.63         24,312               .88+             2.90+                .55+             3.23+
 1.000           1.64          4,191               .58+             3.19+                .55+             3.22+


 1.000           2.53         27,732               .61              2.49                 .55              2.55
 1.000           2.53         24,237               .82              2.28                 .55              2.55
 1.000           2.61          1,036               .47              2.63                 .47              2.63
 1.000           1.77         38,576               .55              1.88                 .52              1.91
 1.000           1.74         27,773               .76              1.67                 .55              1.88
 1.000           1.80          3,406               .49              1.93                 .49              1.93
 1.000           2.33         40,214               .73              2.16                 .55              2.34
 1.000           2.33         27,993               .82              2.07                 .55              2.34
 1.000           2.34          5,325               .58              2.31                 .55              2.34


 1.000           3.22         61,476               .62+             3.73+                .55+             3.80+
 1.000           3.22         34,509               .72+             3.63+                .55+             3.80+
 1.000           3.24          8,917               .53+             3.82+                .53+             3.82+
 1.000           5.30         37,979               .68              5.12                 .55              5.25
 1.000           5.30         33,809               .76              5.04                 .55              5.25
 1.000           5.30         14,973               .54              5.26                 .54              5.26
 1.000           5.70         53,631               .74              5.48                 .55              5.67
 1.000           5.00         31,319               .76              4.97                 .55              5.18
 1.000           4.29         35,614               .75              4.03                 .48              4.30
 1.000           1.60         12,371              3.02+             1.40+                .06+             4.36+
----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    Income from investment
                                          operations           Less distributions
                                    ------------------------------------------------
                                                       Net
                                                  realized
                                                       and
                         Net asset              unrealized   Dividends
                             value         Net gain (loss)    from net Distributions
                         beginning  investment        from  investment          from
                         of period      income investments      income capital gains
------------------------------------------------------------------------------------
 NY***
------------------------------------------------------------------------------------
 Six months ended
 8/31/95
 Service Plan series        $1.000      $.016*         $--     $(.016)           $--
 Distribution Plan
 series                      1.000       .016*          --      (.016)            --
 Institutional series        1.000       .016*          --      (.016)            --
 Year ended
 2/28/95
 Service Plan series         1.000       .024*          --      (.024)            --
 Distribution Plan
 series                      1.000       .024*          --      (.024)            --
 Institutional series        1.000       .023*          --      (.023)            --
 Year ended
 2/28/94
 Service Plan series         1.000       .015*          --      (.015)            --
 Distribution Plan
 series                      1.000       .015*          --      (.015)            --
 Institutional series        1.000       .015*          --      (.015)            --
 Year ended
 2/28/93
 Service Plan series         1.000       .020*          --      (.020)            --
 Distribution Plan
 series                      1.000       .020*          --      (.020)            --
 Institutional series        1.000       .020*          --      (.020)            --
 10 months ended
 2/29/92
 Service Plan series         1.000       .029*          --      (.029)            --
 Distribution Plan
 series                      1.000       .029*          --      (.029)            --
 Institutional series        1.000       .030*          --      (.030)            --
 Year ended
 4/30/91
 Service Plan series         1.000       .047*          --      (.047)            --
 Distribution Plan
 series                      1.000       .047*          --      (.047)            --
 Institutional series        1.000       .047*          --      (.047)            --
 Year ended
 4/30/90++                   1.000       .054*          --      (.054)            --
 4/30/89++                   1.000       .050*          --      (.050)            --
 4/30/88++                   1.000       .041*          --      (.041)            --
 12/10/86 to
 4/30/87++                   1.000       .015*          --      (.015)            --
------------------------------------------------------------------------------------

* Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable. See note 4 of Notes to Financial Statements.
** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the above per share data by series.
*** Effective for the fiscal year ended April 30, 1991, and thereafter, the Fund has presented the above per share data by series.
+ Annualized.
++ Represents combined per share data and ratios for the Service Plan series, Distribution Plan series and Institutional series.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1995

--------------------------------------------------------------------------------

                                                        Ratios/supplemental data
                       ------------------------------------------------------------------------------------------
    Net                                                        Ratio of net                          Ratio of net
  asset   Total return                           Ratio of investment income            Ratio of investment income
  value             on     Net assets expenses to average        to average expenses to average        to average
 end of      net asset  end of period   net assets before net assets before    net assets after  net assets after
 period          value (in thousands)       reimbursement     reimbursement      reimbursement*    reimbursement*
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 $1.000          1.64%        $   492              2.07%+            1.73%+               .55%+            3.25%+
  1.000           1.64         29,724               .93+             2.86+                .55+             3.24+
  1.000           1.64             17              1.64+             2.16+                .55+             3.25+
  1.000           2.36            640               .95              1.98                 .55              2.38
  1.000           2.37         29,798               .79              2.14                 .55              2.38
  1.000           2.28             17              2.14               .79                 .55              2.38


  1.000           1.51            557              1.49               .69                 .55              1.63
  1.000           1.51         27,886               .78              1.40                 .55              1.63
  1.000           1.51             17              4.60             (2.42)                .55              1.63


  1.000           2.02            529              1.17              1.42                 .55              2.04
  1.000           2.02         34,827               .78              1.81                 .55              2.04
  1.000           2.02             17             19.33            (16.59)                .55              2.19


  1.000           2.94          1,934               .87+             3.19+                .55+             3.51+
  1.000           2.94         45,259               .71+             3.35+                .55+             3.51+
  1.000           2.97             17             11.89+            (7.83)+               .55+             3.51+


  1.000           4.73          1,653               .88              4.39                 .55              4.72
  1.000           4.73         41,446               .69              4.58                 .55              4.72
  1.000           4.73             17               .62              4.65                 .55              4.72

  1.000           5.36         41,602               .71              5.18                 .55              5.34
  1.000           4.95         30,262               .86              4.74                 .55              5.05
  1.000           4.10         17,016              1.03              3.54                 .50              4.07

  1.000           1.50          4,134              4.20+              .05+                .05+             4.20+
-----------------------------------------------------------------------------------------------------------------

           [PHOTO APPEARS HERE]





          For nearly 100 years,
          Nuveen has earned its
reputation as a tax-free income
      specialist by focusing on
               municipal bonds.





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investment
partners

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successful investing.

     As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

     Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.





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